Note 2 - Basis of Presentation (Details Textual)	12 Months Ended
Dec. 31, 2021
Endako Mine [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation	75.00%
Greenstone Partnership [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation	50.00%